Related Party Transactions And Balances - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥) $ / shares	Jun. 30, 2018 CNY (¥) shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2019 CNY (¥)	Jul. 18, 2018 $ / shares	Jul. 18, 2018 CNY (¥) shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2017 shares	Jun. 03, 2016 $ / shares shares
Related Party Transaction [Line Items]
Stock options exercised | shares					87,990,491	87,990,491
Stock options exercised, exercise price | $ / shares					$ 0.01
Stock options exercised, exercise amount						¥ 5,533
Loan, repaid					$ 929	¥ 6,236
Strategic business recources recognized as intangible assets, total fair value					$ 149,298		¥ 1,001,967			¥ 116,770
Mr. Qi Chen
Related Party Transaction [Line Items]
Stock options exercised | shares				87,990,491
Stock options exercised, exercise price | $ / shares			$ 0.01
Loan, principal amount			$ 6,840	¥ 6,840
Stock options exercised, exercise amount				5,533
Stock options exercised, related tax				¥ 1,307
Loan, repaid	¥ 604	¥ 6,236
Convertible Redeemable Series C-3 Preferred Shares
Related Party Transaction [Line Items]
Convertible redeemable Series C-3 preferred shares, issued | shares									157,047,506	29,446,407	29,446,407	29,446,407
Convertible redeemable Series C-3 preferred shares, issued, price per share | $ / shares								$ 1.0188				$ 1.0188
Convertible Redeemable Series C-3 Preferred Shares | Tencent Group
Related Party Transaction [Line Items]
Strategic business recources recognized as intangible assets, total fair value									¥ 1,070,624